Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2019	2018
	$	$
Average statutory tax rate	27%	27%

Income (loss) before income taxes	(167,928)	(128,704)

Expected income tax expense (recovery)	(45,341)	(34,750)
Increase in income tax expense (recovery) resulting from:
Permanent differences
Share of net loss related to joint ventures	34,091	283
Fair value adjustment on redeemable preferences shares	9,480	(1,365)
Share-based payments	483	310
Withholding taxes	292	(450)
Other	(46)	614
Loss associated with loss of control	-	47,312
Effect of differences in tax rate in foreign jurisdictions	8	(7,164)
Change in unrecognized tax assets	1,033	6,676
Withholding tax	-	1,079
Foreign exchange and other	-	(36)
Income tax expense	-	12,509

Disclosure of deferred taxes [Table Text Block]
	Year ended December 31,
	2019	2018
	$	$
Lease liability	159	-
Right-of-use asset	(159)	-
Total	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	Year ended December 31,
	2019	2018
	$	$
Property, plant and equipment	66	50
Share issuance costs	26	146
Investment in associate	275	275
Accounts payable and accrued liabilities	4	-
Lease liability	2	-
Capital losses	2,476	2,476
Non-capital losses carried forward	15,035	12,689
Foreign tax credits	724	-
Total	18,608	15,636